UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:		September 30, 2011

Check here if Amendment [    ]; Amendment Number: ____
	This Amendment (Check only one.): 	[    ] is a restatement.
		[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Citigroup Venture Capital International Delaware Corporation
Address:	1 Temasek Avenue, #39-00 Millenia Tower
		Singapore 039192

Form 13F File Number:	28-14270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Alfred Rodrigues
Title:	Director
Phone:	+65 6328-5380


Signature, Place, and Date of Signing:

/s/ Alfred Rodrigues    Singapore   	November 14, 2011


Report Type (Check only one.):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.